Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 32.4	£ 37.8
Pension costs	0.0	0.0
Other long-term benefits	7.8	8.5
Share-based payments	9.8	12.2
Employer social security charges on emoluments	6.7	7.2
Costs recognised for accounting purposes	56.7	65.7
Employer social security charges on emoluments	(6.7)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	0.0	3.1
Share-based payments – difference between awards granted and costs recognised	6.5	6.9
Total remuneration awarded	£ 56.5	£ 68.5